Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000074269 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000074269 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000074269 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000074269 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074269 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074269 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074269 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074269 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074269 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074269 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074269 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074269 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074269 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000074269 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074269 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074269 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074269 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074269 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074269 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074269 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074269 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074269 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074269 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.90%
C000074269 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000074269 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000074270 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000074270 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000074270 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000074270 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074270 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074270 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074270 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074270 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074270 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074270 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074270 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000074270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074270 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074270 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074270 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074270 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074270 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074270 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074270 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074270 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074270 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.90%
C000074270 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000074270 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000074271 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000074271 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000074271 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000074271 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074271 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074271 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074271 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074271 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074271 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074271 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074271 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000074271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074271 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074271 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074271 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074271 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074271 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074271 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074271 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074271 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074271 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.90%
C000074271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000074271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000074272 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000074272 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000074272 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000074272 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074272 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074272 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074272 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074272 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074272 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074272 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074272 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074272 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000074272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074272 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074272 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074272 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074272 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074272 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074272 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074272 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074272 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074272 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.90%
C000074272 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000074272 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000074273 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000074273 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000074273 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000074273 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074273 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074273 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074273 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074273 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074273 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074273 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074273 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074273 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000074273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074273 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074273 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074273 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074273 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074273 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074273 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074273 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074273 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074273 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.90%
C000074273 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000074273 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000074274 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000074274 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000074274 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000074274 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074274 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074274 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074274 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074274 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074274 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074274 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074274 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074274 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074274 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000074274 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074274 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074274 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074274 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074274 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074274 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074274 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074274 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074274 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074274 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.90%
C000074274 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000074274 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000074275 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000074275 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000074275 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000074275 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074275 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074275 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074275 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074275 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074275 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074275 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074275 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074275 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074275 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000074275 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074275 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074275 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074275 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074275 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074275 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074275 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074275 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074275 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074275 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.90%
C000074275 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000074275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000074276 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000074276 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000074276 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000074276 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074276 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074276 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074276 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074276 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074276 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074276 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074276 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000074276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000074276 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074276 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000074276 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000074276 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000074276 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074276 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074276 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074276 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000074276 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.90%
C000074276 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000074276 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117929 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000117929 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000117929 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000117929 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000117929 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000117929 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000117929 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000117929 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000117929 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000117929 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000117929 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117929 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117929 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	94.20%
C000117929 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000117929 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000117929 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117929 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.80%
C000117929 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%
C000117929 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117929 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.10%
C000117929 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.70%
C000117929 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000117929 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	68.90%
C000117929 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000117929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%